Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Statement [Line Items]
Accrued payroll and payroll related liabilities	$ 3,811	$ 2,904
Accrued bonuses	787	1,208
Taxes payable	685	897
Other accrued expenses	1,636	3,893
Total accrued expenses	$ 6,919	8,902
Mariadb Corporation Ab
Statement [Line Items]
Accrued payroll and payroll related liabilities		2,904	$ 2,310
Accrued bonuses		1,208	1,206
Taxes payable		897	1,429
Other accrued expenses		3,893	1,236
Accrued interest			593
Total accrued expenses		$ 8,902	$ 6,774